401(k) Plan - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Contribution Plan [Line Items]
Voluntary contributions by employees	100.00%
Matching contributions	100.00%
Employee contributions	6.00%
Total expense incurred in employer matching contribution	$ 163,171	$ 87,790